FINANCIAL (EXPENSE)/INCOME, NET	12 Months Ended
Dec. 31, 2025
Financial Expenseincome Net
FINANCIAL (EXPENSE)/INCOME, NET

21. FINANCIAL (EXPENSE)/INCOME, NET

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

(Loss)/gain from fair value changes of equity/debt securities investments, net	(80,923)	8,387	1,221
Interest income	13,429	3,850	2,457
Interest expense	(631)	-	(529)
Bank charges	(161)	(127)	(167)
Others (1)	8,060	5,223	6,385
Total financial (expense)/income, net	(60,226)	17,333	9,367

(1)	For the year ended December 31, 2025, others primarily consist of interest income on loan receivables.